PROPERTY AND EQUIPMENT, NET:	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET:
3.      PROPERTY AND EQUIPMENT, NET:

 Property and equipment - net, consists of the following:

December 31,	2010	2009	Depreciation/ Amortization Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,867,323	1,737,652	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,460,318	2,330,647
Less accumulated depreciation and amortization	2,316,172	2,311,794
Property and Equipment, Net	$144,146	$18,853

Depreciation expense for the years ended December 31, 2010 and 2009 amounted to $4,378 and $39,615, respectively. Depreciation expense from inception to December 31, 2010 amounted to $2,343,261.